T. ROWE PRICE Retirement 2045 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 2.6%
T. Rowe Price Funds:
New Income Fund  75,497 123,093 14,894 22,219,895 175,982
U.S. Treasury Long-Term Index
Fund  56,807 91,437 8,123 16,464,749 123,321
International Bond Fund (USD
Hedged)  26,381 31,488 4,071 6,418,244 53,913
Dynamic Global Bond Fund  16,424 24,263 3,255 4,616,676 35,733
Limited Duration Inflation
Focused Bond Fund  240 25,818 110 5,654,659 25,955
Total Bond Mutual Funds (Cost $474,895) 414,904
EQUITY MUTUAL FUNDS 96.7%
T. Rowe Price Funds:
Growth Stock Fund  1,185,947 1,015,155 195,746 25,950,504 2,503,705
Value Fund  1,080,304 1,139,178 125,751 54,932,900 2,444,514
Equity Index 500 Fund  725,643 635,512 92,047 12,185,579 1,636,401
U.S. Large-Cap Core Fund  384,659 972,689 18,193 41,582,118 1,622,118
Overseas Stock Fund  576,976 604,439 53,113 97,034,372 1,230,396
International Value Equity Fund  492,657 526,268 50,953 66,326,019 1,073,818
International Stock Fund  479,866 538,439 47,775 53,425,518 1,036,455
Real Assets Fund  312,577 643,205 23,574 69,449,791 944,517
Mid-Cap Growth Fund  263,330 327,513 30,745 5,822,824 621,703
Mid-Cap Value Fund  238,496 283,730 26,179 16,957,403 555,355
Emerging Markets Discovery
Stock Fund  212,069 261,124 28,298 33,371,042 438,162
Small-Cap Stock Fund  177,743 200,775 19,275 6,695,728 398,798
Emerging Markets Stock Fund  181,881 222,944 19,952 10,325,163 352,708
Small-Cap Value Fund  143,016 180,209 14,020 6,409,354 332,261
New Horizons Fund (2) 114,434 135,631 11,862 4,361,202 260,800
U.S. Equity Research Fund  256,569 41,446 222,160 2,119,178 106,573
Total Equity Mutual Funds (Cost $12,322,453) 15,558,284
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,177 220,199 219,318 20,415 2,031
Total Other Mutual Funds (Cost $2,025) 2,031
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 198,269 416,895 507,738 107,425,762 107,426

T. ROWE PRICE Retirement 2045 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
(continued)
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 5.271%,
4/25/24 (4) 12,000,000 11,903
Total Short-Term Investments (Cost $119,330) 119,329
Total Investments in Securities 100.0%
(Cost $12,918,703) $ 16,094,548
Other Assets Less Liabilities (0.0)% (7,330)
Net Assets 100.0% $ 16,087,218
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2045 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 304 S&P 500 E-Mini Index contracts 3/24 (77,577) $ (1,608)
Net payments (receipts) of variation margin to date 1,262
Variation margin receivable (payable) on open futures contracts $ (346)

T. ROWE PRICE Retirement 2045 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (283) $ (1,699) $ —
Emerging Markets Discovery Stock Fund  (3,557) (6,733) 8,240
Emerging Markets Stock Fund  (315) (32,165) 4,432
Equity Index 500 Fund  29,837 367,293 8,934
Growth Stock Fund  108,039 498,349 4,175
International Bond Fund (USD Hedged)  (345) 115 —
International Stock Fund  2,864 65,925 8,856
International Value Equity Fund  4,567 105,846 18,103
Limited Duration Inflation Focused Bond Fund  (1) 7 61
Mid-Cap Growth Fund  18,676 61,605 2,149
Mid-Cap Value Fund  18,428 59,308 4,708
New Horizons Fund  1,022 22,597 —
New Income Fund  (1,514) (7,714) 3,049
Overseas Stock Fund  5,525 102,094 16,660
Real Assets Fund  880 12,309 10,824
Small-Cap Stock Fund  8,105 39,555 1,909
Small-Cap Value Fund  5,668 23,056 2,173
Transition Fund  (1,377) (27) 202
U.S. Equity Research Fund  8,083 30,718 1,171
U.S. Large-Cap Core Fund  3,771 282,963 6,799
U.S. Treasury Long-Term Index Fund  (1,675) (16,800) 1,762
Value Fund  28,067 350,783 22,204
U.S. Treasury Money Fund, 5.40% — — 5,199
Totals $ 234,465# $ 1,957,385 $ 131,610+
# Capital gain distributions from underlying Price funds represented $97,918 of the net realized gain (loss).
+ Investment income comprised $131,610 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2045 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2045 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On February 16, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Retirement I 2045 Fund in exchange for I Class shares of the fund, pursuant to the Agreement and Plan of Reorganization dated June 26, 2023. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2045 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2045 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 414,904 $ — $ — $ 414,904
Equity Mutual Funds 15,558,284 — — 15,558,284
Other Mutual Funds 2,031 — — 2,031
Short-Term Investments 107,426 11,903 — 119,329
Total $ 16,082,645 $ 11,903 $ — $ 16,094,548
Liabilities
Futures Contracts* $ 1,608 $ — $ — $ 1,608
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2045 Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F159-054Q3 02/24